Stockholders' Equity (Details 6)	5 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 1,105,769
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	1,093,977
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	5,542
Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0
Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	6,250
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	67,842
Research and Development Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	67,842
Research and Development Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0
Research and Development Expense [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0
Research and Development Expense [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	1,037,927
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	1,026,135
General and Administrative Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	5,542
General and Administrative Expense [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0
General and Administrative Expense [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 6,250